UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PARIBAS ASSET MANAGEMENT SA
Address: 41, AVENUE DE L'OPERA

         PARIS, FRANCE  75002

13F File Number:  28-5228

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      GUY DE FROMENT
Title:     CHAIRMAN
Phone:     (33-1) 42 98 68 92

Signature, Place, and Date of Signing:

     GUY DE FROMENT     PARIS, FRANCE     May 15, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     1169143000


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


01   28-4902                       PARIBAS

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alum Co. Of Amer Alcoa      Common              013817101 15593000   212400 SH       SHARED  01                      212400
America Online              Common              02364J104 33182000   472140 SH       SHARED  01                      472140
American Eagle Outfitters   Common              02553E106 16786000   423400 SH       SHARED  01                      423400
American Int'l Group        Common              026874107 18210000   159136 SH       SHARED  01                      159136
Amgen Inc.                  Common              031162100 31460000   490500 SH       SHARED  01                      490500
Applied Materials Inc.      Common              038222105 33360000   338700 SH       SHARED  01                      338700
Avon Products Inc.          Common              054303102 30201000   994400 SH       SHARED  01                      994400
Bed Bath & Beyond           Common              075896100 17170000   417284 SH       SHARED  01                      417284
Bestfoods                   Common              08658U101 15978000   326600 SH       SHARED  01                      326600
Bj Services                 Common              055482103 34170000   442600 SH       SHARED  01                      442600
Bristol Myers Squibb Co.    Common              110122108 16947000   280800 SH       SHARED  01                      280800
Capital One Financial       Common              14040H105 36350000   725600 SH       SHARED  01                      725600
Cardinal Health             Common              14149Y108 15495000   323200 SH       SHARED  01                      323200
Cendant Corp                Common              151313103 30722000  1589069 SH       SHARED  01                     1589069
Cisco System Inc.           Common              17275R102 16554000   204892 SH       SHARED  01                      204892
Citigroup Inc               Common              172967101  1232000    19873 SH       SHARED  01                       19873
Computer Assoc Int'l        Common              204912109 14613000   236255 SH       SHARED  01                      236255
Elan Corp Spons Adr         Common              284131208  1583000    31900 SH       SHARED  01                       31900
Eli Lilly And Co.           Common              532457108   270000     4100 SH       SHARED  01                        4100
Equifax Inc.                Common              294429105 16083000   609509 SH       SHARED  01                      609509
Estee Lauder"a"             Common              518439104 16394000   313360 SH       SHARED  01                      313360
Fnma Fed'l Nat'l Mortgage   Common              313586109 16882000   286232 SH       SHARED  01                      286232
Ford Motor Co.              Common              345370100 16135000   336100 SH       SHARED  01                      336100
Gap Inc                     Common              364760108 33425000   642103 SH       SHARED  01                      642103
General Mills Inc           Common              370334104 16727000   442300 SH       SHARED  01                      442300
Georgia Pacific Corp.       Common              373298108 32050000   775200 SH       SHARED  01                      775200
Guidant Corp                Common              401698105 28053000   456440 SH       SHARED  01                      456440
Home Depot Inc.             Common              437076102 16322000   242150 SH       SHARED  01                      242150
Infonet Services Corp."b"   Common              45666T106   377000    15958 SH       SHARED  01                       15958
Jabil Circuit               Common              466313103 35038000   775200 SH       SHARED  01                      775200
Lexmark Int'l Group In      Common              529771107 15085000   136500 SH       SHARED  01                      136500
Lucent Technologies         Common              549463107 31407000   494710 SH       SHARED  01                      494710
Mbna Corp                   Common              55262L100 17202000   645513 SH       SHARED  01                      645513
Medimmune                   Common              584699102 16159000    88800 SH       SHARED  01                       88800
Medtronic Inc               Common              585055106 16615000   309100 SH       SHARED  01                      309100
Microsoft Corp.             Common              594918104 33242000   299380 SH       SHARED  01                      299380
Morgan Stanley Dean W       Common              617446448 32688000   383500 SH       SHARED  01                      383500
Oakley Inc                  Common              673662102 10798000   972494 SH       SHARED  01                      972494
Omnicom Group               Common              681919106 17586000   180100 SH       SHARED  01                      180100
Paychex Inc                 Common              704326107 33092000   604600 SH       SHARED  01                      604600
Peco Energy                 Common              693304107 16736000   434300 SH       SHARED  01                      434300
Pharmacia&Upjohn Sw.depo    Common              000028992   526000     8700 SH       SHARED  01                        8700
Quaker Oats Co              Common              747402105 38042000   600450 SH       SHARED  01                      600450
S&p 500 Dep Receipt         Common              78462F103   906000     5760 SH       SHARED  01                        5760
Safeway Inc.                Common              786514208 34282000   724952 SH       SHARED  01                      724952
Schering Plough Corp.       Common              806605101 30147000   784960 SH       SHARED  01                      784960
Staples Inc.                Common              855030102 15761000   754080 SH       SHARED  01                      754080
Sun Microsystems Inc        Common              866810104 14811000   151248 SH       SHARED  01                      151248
Target Corp                 Common              87612E106 36276000   464380 SH       SHARED  01                      464380
Tellabs Inc                 Common              879664100 17258000   262200 SH       SHARED  01                      262200
Teradyne Inc                Common              880770102 16048000   186700 SH       SHARED  01                      186700
Tjx Co Inc                  Common              872540109 15338000   661500 SH       SHARED  01                      661500
Tyco Int.                   Common              902124106 33207000   637100 SH       SHARED  01                      637100
Unisys Corp.                Common              909214108 14065000   527800 SH       SHARED  01                      527800
United Technologies Corp    Common              913017109 19194000   290668 SH       SHARED  01                      290668
Watson Pharmaceiticals      Common              942683103 15890000   383130 SH       SHARED  01                      383130
Xilinx Inc.                 Common              983919101 19420000   224400 SH       SHARED  01                      224400